Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Large Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — 93.0%
Aerospace & Defense — 0.6%
Hexcel Corp.	12,539	$816,790
Auto Manufacturers — 1.5%
PACCAR, Inc.	23,347	1,984,962
Banks — 4.4%
M&T Bank Corp.	10,109	1,278,283
Wells Fargo & Co.	113,135	4,622,696
		5,900,979
Beverages — 3.3%
Constellation Brands, Inc., Class A	17,819	4,478,449
Biotechnology — 1.3%
Vertex Pharmaceuticals, Inc.*	4,913	1,708,447
Building Materials — 2.1%
Johnson Controls International PLC	54,305	2,889,569
Chemicals — 3.6%
FMC Corp.	25,015	1,675,254
Linde PLC	8,579	3,194,391
		4,869,645
Commercial Services — 1.2%
Robert Half, Inc.	21,600	1,582,848
Computers — 1.7%
Accenture PLC, Class A	4,657	1,430,211
Logitech International S.A.	13,385	922,762
		2,352,973
Distribution & Wholesale — 0.8%
Copart, Inc.*	23,890	1,029,420
Diversified Financial Services — 5.2%
Cboe Global Markets, Inc.	10,689	1,669,729
Interactive Brokers Group, Inc., Class A	15,479	1,339,862
The Charles Schwab Corp.	73,219	4,019,723
		7,029,314
Electric — 5.7%
CMS Energy Corp.	38,737	2,057,322
Edison International	19,054	1,205,928
NextEra Energy, Inc.	51,850	2,970,486
Sempra	21,525	1,464,346
		7,698,082
Entertainment — 0.8%
TKO Group Holdings, Inc.	13,014	1,093,957
Food — 2.0%
The Hershey Co.	13,620	2,725,090
Healthcare Products — 5.5%
Boston Scientific Corp.*	52,387	2,766,034
Thermo Fisher Scientific, Inc.	6,512	3,296,179
	Number of Shares	Value†

Healthcare Products — (continued)
Zimmer Biomet Holdings, Inc.	12,370	$1,388,161
		7,450,374
Healthcare Services — 2.0%
Humana, Inc.	5,432	2,642,777
Insurance — 6.2%
American International Group, Inc.	71,351	4,323,870
Arch Capital Group Ltd.*	11,622	926,390
Reinsurance Group of America, Inc.	21,209	3,079,335
		8,329,595
Internet — 2.0%
Alphabet, Inc., Class A*	20,173	2,639,839
Machinery — Diversified — 2.4%
The Toro Co.	7,078	588,182
Westinghouse Air Brake Technologies Corp.	25,556	2,715,836
		3,304,018
Media — 1.5%
The Walt Disney Co.*	24,170	1,958,978
Mining — 0.8%
Alcoa Corp.	36,551	1,062,172
Oil & Gas — 7.7%
Chevron Corp.	27,114	4,571,962
ConocoPhillips	35,641	4,269,792
EOG Resources, Inc.	11,975	1,517,951
		10,359,705
Oil & Gas Services — 0.9%
Halliburton Co.	28,987	1,173,974
Packaging and Containers — 1.2%
Ball Corp.	33,928	1,688,936
Pharmaceuticals — 11.2%
AbbVie, Inc.	8,982	1,338,857
Bristol-Myers Squibb Co.	66,196	3,842,016
McKesson Corp.	4,606	2,002,919
Neurocrine Biosciences, Inc.*	18,520	2,083,500
Sanofi, ADR	54,683	2,933,196
Zoetis, Inc.	17,159	2,985,323
		15,185,811
Retail — 5.8%
BJ's Wholesale Club Holdings, Inc.*	43,570	3,109,591
Dollar Tree, Inc.*	19,296	2,054,059
Lithia Motors, Inc.	2,782	821,608
Papa John's International, Inc.	27,551	1,879,529
		7,864,787
Semiconductors — 4.5%
Micron Technology, Inc.	55,125	3,750,154
Texas Instruments, Inc.	14,641	2,328,065
		6,078,219

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Large Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Shipbuilding — 2.0%
Huntington Ingalls Industries, Inc.	13,490	$2,759,784
Software — 1.8%
Fiserv, Inc.*	21,805	2,463,093
Toys, Games & Hobbies — 1.5%
Hasbro, Inc.	31,422	2,078,251
Transportation — 1.8%
CSX Corp.	77,457	2,381,803
TOTAL COMMON STOCKS (Cost $121,729,816)		125,582,641

REAL ESTATE INVESTMENT TRUSTS — 5.9%
Apartments — 3.6%
Invitation Homes, Inc.	74,418	2,358,307
Mid-America Apartment Communities, Inc.	19,688	2,532,861
		4,891,168
Healthcare — 0.8%
Healthpeak Properties, Inc.	58,221	1,068,937
Industrial — 1.0%
First Industrial Realty Trust, Inc.	29,929	1,424,321
Office Property — 0.5%
Cousins Properties, Inc.	31,621	644,120
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $9,884,738)		8,028,546

SHORT-TERM INVESTMENTS — 1.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.236%) (Cost $1,578,068)	1,578,068	1,578,068
TOTAL INVESTMENTS — 100.1% (Cost $133,192,622)		$135,189,255
Other Assets & Liabilities — (0.1)%		(182,177)
TOTAL NET ASSETS — 100.0%		$135,007,078

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
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